DEPOSITS AND OBLIGATIONS, Non-interest-bearing and interest-bearing deposits and obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits and Obligations [Abstract]
Non interest bearing deposits	S/ 43,346,151	S/ 51,851,206
Interest bearing deposits	102,611,780	96,992,275
Total	145,957,931	148,843,481
Peru [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	39,370,497	45,909,164
Interest bearing deposits	92,276,991	86,987,254
Other countries [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	3,975,654	5,942,042
Interest bearing deposits	S/ 10,334,789	S/ 10,005,021